Subsequent Events	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Subsequent Events
36.	SUBSEQUENT EVENTS
On June 9, 2022, the Company experienced an incident where an oil-based lubricant was released from our hot mill in Sault Ste. Marie. We may be subject to regulatory fines and other public and private actions in the future as a result of the incident but the financial and other impact of this incident is currently unknown.
On June 13, 2022, the Board of Directors approved the Company’s intention to pursue a Substantial Issuer Bid in Canada, as well as Tender Offer in the United States (collectively, the “Share Repurchase”) using a “Modified Dutch Auction” to repurchase its common shares and aggregate value of the Share Repurchase of US $400 million. Conditions of the Share Repurchase, including the pricing range per share will be determined following the release of the Company’s financial results for the year ended March 31, 2022. The Company will fund the purchase of tendered shares from cash on hand.